Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases

7.    LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC, rent expense for the six months ended June 30, 2020 was $165,791. The Company has two operating leases with the lease term over one year expiring in March and August 2022, which are classified as operating leases. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $301,751 of right-of-use assets, $119,355 in current operating lease liabilities, and $152,874 in non-current operating lease liabilities as of June 30, 2020.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2020	As of December 31, 2019
Within 1 year	182,594	184,612
After 1 year but within 5 years	154,840	250,729
Total lease payments	337,433	435,341
Less: imputed interest	(35,682)	(19,571)
Total lease obligations	301,751	415,770
Less: current obligations	(148,877)	(173,292)
Long-term lease obligations	152,874	242,478

Other information:

	For the six months ended
	June 30, 2020	June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	73,763	68,086
Right-of-use assets obtained in exchange for operating lease liabilities	97,352	485,282
Remaining lease term for operating lease (years)	1.75 to 2.17	2.75
Weighted average discount rate for operating lease	4.75%	4.75%